Operating Lease (Tables)	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Cost	2,813	2,813
Accumulated amortization	(217)	(478)
Right of use assets, net	2,596	2,335

Lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Current
Lease liabilities	457	482
Non-current
Lease liabilities	2,226	2,000
Total lease liabilities	2,683	2,482

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	（Unaudited）
Weighted discount rate for the operating lease	-	3.85%
Weighted average remaining lease term	-	4.0

Schedule of Future Minimum Payments

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2025:

Amount
For the six months ended June 30, 2025	RMB
Remainder of 2025	301
2026	588
2027	682
2028	722
2029	395
Total lease payments	2,688
Less: imputed interest	(206)
Total lease liabilities, net of interest	2,482